UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin U.S. Core Equity (IU) Fund
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin U.S. Core Equity (IU) Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Franklin U.S. Core Equity (IU) Fund returned 16.70%. The Fund compares its performance to the S&P 500 Index, which returned 16.33% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection among health care stocks
↑	Selection among utilities stocks
↑	Selection within the communication services sector

Top detractors from performance:
↓	Selection within the information technology sector
↓	Selection among industrials stocks
↓	Selection among financials stocks
Franklin U.S. Core Equity (IU) Fund	PAGE 1	28661-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Core Equity (IU) Fund 8/19/2019 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (8/19/2019)
Franklin U.S. Core Equity (IU) Fund	16.70	15.94	15.94
Russell 3000 Index	15.68	15.19	15.01
S&P 500 Index	16.33	15.88	15.70
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$1,084,221,791
Total Number of Portfolio Holdings*	181
Total Management Fee Paid	$0
Portfolio Turnover Rate	63.98%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Core Equity (IU) Fund	PAGE 2	28661-ATSR-0925

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Equity (IU) Fund	PAGE 3	28661-ATSR-0925

Franklin International Core Equity (IU) Fund
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin International Core Equity (IU) Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Franklin International Core Equity (IU) Fund returned 12.96%. The Fund compares its performance to the MSCI EAFE Index, which returned 13.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection among utilities stocks
↑	Selection among financials stocks
↑	Selection within the health care sector

Top detractors from performance:
↓	Underweight allocation to financials stocks
↓	Underweight allocation to industrials stocks
↓	Selection among energy stocks
Franklin International Core Equity (IU) Fund	PAGE 1	28662-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Core Equity (IU) Fund 8/19/2019 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (8/19/2019)
Franklin International Core Equity (IU) Fund	12.96	10.61	9.84
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	8.44
MSCI EAFE Index	13.35	10.89	9.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$435,753,638
Total Number of Portfolio Holdings*	181
Total Management Fee Paid	$0
Portfolio Turnover Rate	65.93%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin International Core Equity (IU) Fund	PAGE 2	28662-ATSR-0925

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin International Core Equity (IU) Fund	PAGE 3	28662-ATSR-0925

Franklin Emerging Market Core Equity (IU) Fund
Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Franklin Emerging Market Core Equity (IU) Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Emerging Market Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Franklin Emerging Market Core Equity (IU) Fund returned 18.74%. The Fund compares its performance to the MSCI Emerging Markets Index, which returned 17.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection among consumer discretionary stocks
↑	Selection among financials stocks
↑	Selection within the real estate sector

Top detractors from performance:
↓	Selection among information technology stocks
↓	Selection within the industrials sector
↓	Selection among materials stocks
Franklin Emerging Market Core Equity (IU) Fund	PAGE 1	28663-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Emerging Market Core Equity (IU) Fund 9/30/2019 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	Since Inception (9/30/2019)
Franklin Emerging Market Core Equity (IU) Fund	18.74	6.24	6.72
MSCI All Country World ex-U.S. Index-NR	14.73	9.11	7.99
MSCI Emerging Markets Index	17.87	5.85	6.76
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$161,965,908
Total Number of Portfolio Holdings*	185
Total Management Fee Paid	$0
Portfolio Turnover Rate	59.40%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Emerging Market Core Equity (IU) Fund	PAGE 2	28663-ATSR-0925

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Core Equity (IU) Fund	PAGE 3	28663-ATSR-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $122,429 in July 31, 2024 and $139,455 in July 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in July 31, 2024 and $30,000 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee were $140,000 in July 31, 2024 and $0 in July 31, 2025. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $163,638 in July 31, 2024 and $0 in July 31, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 reports.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $303,638 in July 31, 2024 and $377,023 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Fund Allocator Series
Financial Statements and Other Important Information
Annual | July 31, 2025
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund

Table of Contents
franklintempleton.com
Annual Report

Financial Highlights and Schedules of Investments 2
Financial Statements 25
Notes to Financial Statements 29
Report of Independent Registered Public Accounting Firm 42
Tax Information 43
Changes In and Disagreements with Accountants 44
Results of Meeting(s) of Shareholders 44
Remuneration Paid to Directors, Officers and Others 44
Board Approval of Management and Subadvisory Agreements 44

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.37 $9.77 $9.23 $11.83 $10.57
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.31 0.36 0.35 0.28
Net realized and unrealized gains (losses) ........... 1.56 0.68 0.55 (2.58) 1.34
Total from investment operations .................... 1.89 0.99 0.91 (2.23) 1.62
Less distributions from:
Net investment income .......................... (0.48) (0.39) (0.37) (0.37) (0.36)
Net asset value, end of year ....................... $11.78 $10.37 $9.77 $9.23 $11.83
Total return .................................... 18.74% 10.67% 10.24% (19.15)% 15.57%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.15% 0.17% 0.15% 0.17% 0.14%
Expenses net of waiver and payments by affiliates ....... —% —% —% —%
c
—%
c
Net investment income ........................... 3.09% 3.25% 3.92% 3.27% 2.41%
Supplemental data
Net assets, end of year (000’s) ..................... $161,966 $139,281 $126,226 $109,129 $116,643
Portfolio turnover rate ............................ 59.40% 69.43% 108.11% 125.41% 108.13%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2025
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.5%
Aerospace & Defense 1.1%
Aselsan Elektronik Sanayi ve Ticaret A/S .................. Turkiye 206,404 $ 949,308
a
Hindustan Aeronautics Ltd. , Reg S ...................... India 15,276 786,195
1,735,503
Air Freight & Logistics 0.3%
a,b,c
JD Logistics, Inc. , 144A , Reg S ......................... China 255,200 442,266
Automobile Components 0.4%
Hyundai Mobis Co. Ltd. ............................... South Korea 2,828 596,764
Automobiles 3.0%
BYD Co. Ltd. , A ..................................... China 22,400 325,737
BYD Co. Ltd. , H .................................... China 103,500 1,511,189
Geely Automobile Holdings Ltd. ......................... China 735,000 1,648,618
Kia Corp. ......................................... South Korea 2,397 175,390
SAIC Motor Corp. Ltd. , A .............................. China 65,500 156,020
Seres Group Co. Ltd. , A .............................. China 8,300 145,895
Tata Motors Ltd. .................................... India 123,645 934,592
4,897,441
Banks 15.3%
AMMB Holdings Bhd. ................................ Malaysia 451,800 533,840
Axis Bank Ltd. ...................................... India 11,190 135,892
Banco de Chile ..................................... Chile 4,482,331 617,455
Banco do Brasil SA .................................. Brazil 134,700 473,893
Bank Central Asia Tbk. PT ............................ Indonesia 696,700 349,183
Bank of Shanghai Co. Ltd. , A ........................... China 155,700 221,346
Bank Polska Kasa Opieki SA ........................... Poland 15,459 839,476
China CITIC Bank Corp. Ltd. , H ......................... China 1,496,000 1,389,967
China Construction Bank Corp. , H ....................... China 2,432,000 2,487,458
Dubai Islamic Bank PJSC ............................. United Arab
Emirates 443,691 1,203,318
Emirates NBD Bank PJSC ............................ United Arab
Emirates 110,087 801,739
Eurobank Ergasias Services and Holdings SA .............. Greece 194,525 713,978
Hana Financial Group, Inc. ............................ South Korea 30,257 1,849,886
HDFC Bank Ltd. .................................... India 86,157 1,977,158
ICICI Bank Ltd. ..................................... India 9,883 166,423
Industrial Bank of Korea .............................. South Korea 50,937 710,645
Kasikornbank PCL .................................. Thailand 92,600 457,892
KB Financial Group, Inc. .............................. South Korea 14,325 1,138,096
Komercni Banka A/S ................................. Czech Republic 6,722 320,206
Malayan Banking Bhd. ............................... Malaysia 63,700 140,103
Nedbank Group Ltd. ................................. South Africa 48,851 666,597
OTP Bank Nyrt. ..................................... Hungary 19,778 1,604,904
Qatar National Bank QPSC ............................ Qatar 82,297 423,388
Riyad Bank ........................................ Saudi Arabia 200,930 1,507,680
Shinhan Financial Group Co. Ltd. ....................... South Korea 40,337 1,964,166
TMBThanachart Bank PCL ............................ Thailand 4,602,700 271,502
Woori Financial Group, Inc. ............................ South Korea 103,931 1,844,067
24,810,258
Beverages 1.9%
Arca Continental SAB de CV ........................... Mexico 84,200 877,572
a
Nongfu Spring Co. Ltd. , H , 144A , Reg S .................. China 202,600 1,170,551
United Spirits Ltd. ................................... India 24,166 368,957
Wuliangye Yibin Co. Ltd. , A ............................ China 42,000 706,445
3,123,525

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail 3.7%
c
Alibaba Group Holding Ltd. ............................ China 277,600 $ 4,173,654
b,c
PDD Holdings, Inc. , ADR .............................. China 8,700 987,015
c
Vipshop Holdings Ltd. , ADR ........................... China 58,086 876,518
6,037,187
Capital Markets 1.4%
a
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 7,436 477,892
Hithink RoyalFlush Information Network Co. Ltd. , A .......... China 5,800 227,616
Huatai Securities Co. Ltd. , A ........................... China 78,300 217,725
Korea Investment Holdings Co. Ltd. ..................... South Korea 5,838 597,659
Reinet Investments SCA .............................. Luxembourg 24,919 720,228
2,241,120
Chemicals 2.6%
Asian Paints Ltd. .................................... India 28,688 783,057
a,b,d,e
PhosAgro PJSC , GDR , Reg S .......................... Russia 32,310 —
PI Industries Ltd. .................................... India 12,451 602,590
Pidilite Industries Ltd. ................................ India 27,441 897,309
SABIC Agri-Nutrients Co. ............................. Saudi Arabia 19,818 628,618
Saudi Aramco Base Oil Co. ............................ Saudi Arabia 5,876 163,052
Solar Industries India Ltd. ............................. India 4,937 797,865
Yanbu National Petrochemical Co. ...................... Saudi Arabia 42,650 346,478
4,218,969
Communications Equipment 0.1%
ZTE Corp. , A ....................................... China 44,000 209,089
Construction & Engineering 0.2%
China Communications Services Corp. Ltd. , H .............. China 456,000 265,592
Consumer Finance 0.4%
Muthoot Finance Ltd. ................................ India 21,351 634,975
Consumer Staples Distribution & Retail 0.9%
Bid Corp. Ltd. ...................................... South Africa 19,286 484,896
Cencosud SA ...................................... Chile 54,339 163,697
Sumber Alfaria Trijaya Tbk. PT ......................... Indonesia 2,954,700 415,288
Wal-Mart de Mexico SAB de CV ........................ Mexico 138,800 409,153
1,473,034
Diversified Telecommunication Services 1.2%
b
Indus Towers Ltd. ................................... India 136,782 564,097
LG Uplus Corp. ..................................... South Korea 40,316 424,391
Ooredoo QPSC ..................................... Qatar 146,680 542,068
Saudi Telecom Co. .................................. Saudi Arabia 13,589 152,111
Telekom Malaysia Bhd. ............................... Malaysia 218,700 345,277
2,027,944
Electric Utilities 1.0%
CEZ A/S .......................................... Czech Republic 15,495 897,771
CPFL Energia SA ................................... Brazil 40,500 274,193
b,d,e
Inter RAO UES PJSC ................................ Russia 8,656,700 —
b
PGE Polska Grupa Energetyczna SA .................... Poland 64,155 206,563
Public Power Corp. SA ............................... Greece 10,187 165,228
1,543,755
Electrical Equipment 2.4%
ABB India Ltd. ...................................... India 5,137 321,669
Contemporary Amperex Technology Co. Ltd. , A ............. China 41,400 1,515,729
Havells India Ltd. ................................... India 35,884 612,889

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
HD Hyundai Electric Co. Ltd. ........................... South Korea 2,786 $ 991,432
WEG SA .......................................... Brazil 70,000 463,912
3,905,631
Electronic Equipment, Instruments & Components 2.2%
Delta Electronics, Inc. ................................ Taiwan 43,000 810,039
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 329,000 1,934,679
Largan Precision Co. Ltd. ............................. Taiwan 11,000 862,765
3,607,483
Entertainment 1.6%
International Games System Co. Ltd. .................... Taiwan 6,000 156,886
c
NetEase, Inc. ...................................... China 93,900 2,454,758
2,611,644
Financial Services 0.9%
Bajaj Holdings & Investment Ltd. ........................ India 1,816 288,349
Meritz Financial Group, Inc. ............................ South Korea 15,102 1,254,185
1,542,534
Food Products 1.3%
Charoen Pokphand Foods PCL ......................... Thailand 242,100 168,845
a
China Feihe Ltd. , 144A , Reg S ......................... China 221,000 131,385
Gruma SAB de CV , B ................................ Mexico 29,060 502,238
Indofood Sukses Makmur Tbk. PT ....................... Indonesia 610,400 315,183
Orion Corp. ........................................ South Korea 2,152 171,826
QL Resources Bhd. .................................. Malaysia 164,750 164,171
Want Want China Holdings Ltd. ......................... China 859,000 620,863
2,074,511
Gas Utilities 0.2%
Kunlun Energy Co. Ltd. ............................... China 304,000 292,859
Health Care Equipment & Supplies 0.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A ........ China 8,500 272,651
Health Care Providers & Services 0.5%
Apollo Hospitals Enterprise Ltd. ......................... India 1,682 143,400
Bumrungrad Hospital PCL ............................. Thailand 109,200 567,931
a,b
Rede D'Or Sao Luiz SA , 144A , Reg S .................... Brazil 27,100 157,290
868,621
Hotels, Restaurants & Leisure 2.0%
Indian Hotels Co. Ltd. (The) , A .......................... India 78,852 663,230
a,b,c
Meituan Dianping , B , 144A , Reg S ...................... China 117,610 1,814,434
OPAP SA ......................................... Greece 33,765 757,551
3,235,215
Household Durables 0.1%
Gree Electric Appliances, Inc. of Zhuhai , A ................. China 30,800 195,141
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV , A .................. Mexico 99,000 184,513
Independent Power and Renewable Electricity Producers 0.7%
b
Adani Power Ltd. ................................... India 79,999 533,116
China Yangtze Power Co. Ltd. , A ........................ China 44,200 171,135
NTPC Ltd. ......................................... India 115,292 437,570
1,141,821

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 2.3%
BB Seguridade Participacoes SA ........................ Brazil 126,100 $ 758,913
Caixa Seguridade Participacoes SA ..................... Brazil 64,400 158,483
Co. for Cooperative Insurance (The) ..................... Saudi Arabia 13,840 494,988
DB Insurance Co. Ltd. ................................ South Korea 5,282 485,493
OUTsurance Group Ltd. .............................. South Africa 156,563 663,940
People's Insurance Co. Group of China Ltd. (The) , H ......... China 396,000 304,234
Ping An Insurance Group Co. of China Ltd. , H .............. China 24,500 168,201
Samsung Life Insurance Co. Ltd. ........................ South Korea 7,539 680,504
3,714,756
Interactive Media & Services 6.1%
a,b,c
Kuaishou Technology , 144A , Reg S ...................... China 140,300 1,369,897
c
Tencent Holdings Ltd. ................................ China 120,800 8,457,479
9,827,376
IT Services 2.1%
Elm Co. .......................................... Saudi Arabia 3,736 905,145
HCL Technologies Ltd. ............................... India 12,250 204,209
Infosys Ltd. ........................................ India 36,234 616,229
Tata Consultancy Services Ltd. ......................... India 48,009 1,655,660
3,381,243
Life Sciences Tools & Services 0.5%
WuXi AppTec Co. Ltd. , A .............................. China 16,900 224,544
a
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 41,640 555,445
779,989
Machinery 1.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. ...... South Korea 4,878 1,253,559
Sinotruk Hong Kong Ltd. .............................. China 126,000 383,992
1,637,551
Marine Transportation 0.4%
COSCO SHIPPING Holdings Co. Ltd. , H .................. China 260,500 476,179
Yang Ming Marine Transport Corp. ...................... Taiwan 108,000 219,101
695,280
Metals & Mining 4.1%
Aluminum Corp. of China Ltd. , H ........................ China 514,000 406,248
b,d,e
GMK Norilskiy Nickel PAO ............................. Russia 316,400 —
Gold Fields Ltd. ..................................... South Africa 84,814 2,068,353
Harmony Gold Mining Co. Ltd. ......................... South Africa 89,567 1,199,251
Hindalco Industries Ltd. ............................... India 65,586 507,742
Kumba Iron Ore Ltd. ................................. South Africa 12,314 203,622
NMDC Ltd. ........................................ India 573,168 460,682
b,d,e
Novolipetsk Steel PJSC .............................. Russia 347,890 —
d,e
Severstal PAO ..................................... Russia 48,409 —
Vale SA ........................................... Brazil 92,700 885,025
Vedanta Ltd. ....................................... India 180,140 869,961
6,600,884
Oil, Gas & Consumable Fuels 5.1%
Coal India Ltd. ..................................... India 310,421 1,327,499
HD Hyundai Co. Ltd. ................................. South Korea 6,753 690,991
ORLEN SA ........................................ Poland 78,821 1,755,226
PetroChina Co. Ltd. , H ............................... China 2,164,000 2,114,729
Petroleo Brasileiro SA - Petrobras ....................... Brazil 44,200 282,508
Petronas Dagangan Bhd. ............................. Malaysia 55,800 281,844

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Reliance Industries Ltd. ............................... India 85,136 $ 1,344,510
United Tractors Tbk. PT .............................. Indonesia 273,300 400,471
8,197,778
Personal Care Products 0.4%
Colgate-Palmolive India Ltd. ........................... India 24,464 625,529
Pharmaceuticals 1.8%
CSPC Pharmaceutical Group Ltd. ....................... China 695,600 874,227
Dr. Reddy's Laboratories Ltd. .......................... India 13,579 195,914
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , A ............... China 23,800 208,019
Lupin Ltd. ......................................... India 39,626 866,113
Richter Gedeon Nyrt. ................................ Hungary 11,142 334,432
Sun Pharmaceutical Industries Ltd. ...................... India 18,849 366,048
2,844,753
Real Estate Management & Development 1.9%
China Overseas Land & Investment Ltd. .................. China 84,000 145,278
Emaar Development PJSC ............................ United Arab
Emirates 179,115 730,958
Emaar Properties PJSC .............................. United Arab
Emirates 520,277 2,154,625
3,030,861
Semiconductors & Semiconductor Equipment 15.7%
MediaTek, Inc. ..................................... Taiwan 63,000 2,852,928
Novatek Microelectronics Corp. ......................... Taiwan 81,000 1,280,098
Realtek Semiconductor Corp. .......................... Taiwan 35,000 669,231
SK Hynix, Inc. ...................................... South Korea 12,410 2,405,256
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 473,000 18,210,163
25,417,676
Software 0.2%
b
TOTVS SA ........................................ Brazil 41,200 320,871
Specialty Retail 1.7%
a,c
Pop Mart International Group Ltd. , 144A , Reg S ............ China 59,600 1,859,155
Trent Ltd. ......................................... India 15,931 908,709
2,767,864
Technology Hardware, Storage & Peripherals 4.6%
Compal Electronics, Inc. .............................. Taiwan 202,000 197,678
Pegatron Corp. ..................................... Taiwan 60,000 159,730
Samsung Electronics Co. Ltd. .......................... South Korea 93,900 4,785,517
a,b,c
Xiaomi Corp. , B , 144A , Reg S .......................... China 334,800 2,252,518
7,395,443
Textiles, Apparel & Luxury Goods 0.8%
ANTA Sports Products Ltd. ............................ China 62,000 711,642
Bosideng International Holdings Ltd. ..................... China 718,000 409,760
Page Industries Ltd. ................................. India 456 253,528
1,374,930
Transportation Infrastructure 0.8%
Grupo Aeroportuario del Centro Norte SAB de CV , B ......... Mexico 28,800 382,010
International Container Terminal Services, Inc. .............. Philippines 122,380 939,685
1,321,695
Wireless Telecommunication Services 1.3%
Advanced Info Service PCL ............................ Thailand 15,100 134,160

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 41 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
Bharti Airtel Ltd. .................................... India 12,689 $ 276,229
Etihad Etisalat Co. .................................. Saudi Arabia 53,320 869,927
SK Telecom Co. Ltd. ................................. South Korea 10,221 412,841
Turkcell Iletisim Hizmetleri A/S .......................... Turkiye 214,931 492,749
2,185,906
Total Common Stocks (Cost $ 120,853,034 ) ...................................
156,310,431
Preferred Stocks 2.8%
Banks 2.6%
f
Grupo Cibest SA , 9 .88% .............................. Colombia 19,142 209,450
f
Itau Unibanco Holding SA , 7 .76% ....................... Brazil 353,990 2,222,730
f
Itausa SA , 4 .81% ................................... Brazil 966,949 1,787,273
4,219,453
Electric Utilities 0.2%
f
Cia Energetica de Minas Gerais , 18 .53% .................. Brazil 140,490 259,174
Total Preferred Stocks (Cost $ 3,829,192 ) .....................................
4,478,627
Total Long Term Investments (Cost $ 124,682,226 ) .............................
160,789,058
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio , 4.254% .. United States 1,968,230 1,968,230
Total Money Market Funds (Cost $ 1,968,230 ) .................................
1,968,230
Total Short Term Investments (Cost $ 1,968,230 ) ...............................
1,968,230
a
Total Investments (Cost $ 126,650,456 ) 100.5% ................................
$162,757,288
Other Assets, less Liabilities (0.5) % .........................................
(791,380)
Net Assets 100.0% .........................................................
$161,965,908
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $11,017,028, representing 6.8% of net assets.
b
Non-income producing.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At July 31, 2025, the aggregate value of these securities was $24,687,694, representing 15.2% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 6 regarding investments in Russian securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.50 $11.33 $10.18 $13.09 $10.31
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.34 0.37 0.34 0.35
Net realized and unrealized gains (losses) ........... 1.22 1.28 1.16 (2.26) 2.80
Total from investment operations .................... 1.56 1.62 1.53 (1.92) 3.15
Less distributions from:
Net investment income .......................... (0.48) (0.45) (0.38) (0.42) (0.37)
Net realized gains ............................. (0.10) — — (0.57) —
Total distributions ............................... (0.58) (0.45) (0.38) (0.99) (0.37)
Net asset value, end of year ....................... $13.48 $12.50 $11.33 $10.18 $13.09
Total return .................................... 12.96% 14.79% 15.44% (15.56)% 31.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.05% 0.02% 0.03% 0.04% 0.04%
Expenses net of waiver and payments by affiliates ....... —% —% —%
c
—% —%
c
Net investment income ........................... 2.73% 2.91% 3.62% 2.94% 2.93%
Supplemental data
Net assets, end of year (000’s) ..................... $435,754 $941,318 $944,165 $800,757 $360,375
Portfolio turnover rate ............................ 65.93%
d
59.10% 101.79% 125.21% 103.80%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f) for current year information.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2025
Franklin International Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.5%
Aerospace & Defense 3.0%
BAE Systems plc ................................... United Kingdom 209,244 $ 4,992,696
Dassault Aviation SA ................................. France 4,365 1,359,075
Leonardo SpA ...................................... Italy 16,969 914,683
Rolls-Royce Holdings plc ............................. United Kingdom 76,449 1,085,039
Safran SA ......................................... France 13,942 4,597,394
12,948,887
Air Freight & Logistics 0.3%
Deutsche Post AG ................................... Germany 10,405 466,204
DSV A/S .......................................... Denmark 4,831 1,082,554
1,548,758
Automobile Components 0.5%
Cie Generale des Etablissements Michelin SCA ............ France 38,279 1,361,833
Continental AG ..................................... Germany 9,580 818,235
2,180,068
Automobiles 2.9%
Ferrari NV ......................................... Italy 879 385,448
Isuzu Motors Ltd. ................................... Japan 105,251 1,348,898
Mercedes-Benz Group AG ............................ Germany 29,804 1,687,511
Subaru Corp. ...................................... Japan 135,752 2,497,270
Suzuki Motor Corp. .................................. Japan 370,100 4,066,501
Toyota Motor Corp. .................................. Japan 151,482 2,694,503
12,680,131
Banks 12.5%
a
ABN AMRO Bank NV , CVA , 144A , Reg S ................. Netherlands 16,250 469,763
AIB Group plc ...................................... Ireland 467,165 3,685,304
Banco BPM SpA .................................... Italy 183,608 2,341,583
Barclays plc ....................................... United Kingdom 628,999 3,074,560
BNP Paribas SA .................................... France 46,377 4,228,575
Commonwealth Bank of Australia ....................... Australia 28,769 3,266,132
DBS Group Holdings Ltd. ............................. Singapore 18,692 686,080
Erste Group Bank AG ................................ Austria 8,423 770,233
HSBC Holdings plc .................................. United Kingdom 747,051 9,101,302
ING Groep NV ..................................... Netherlands 219,827 5,123,166
Intesa Sanpaolo SpA ................................. Italy 533,176 3,212,528
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 44,150 608,509
NatWest Group plc .................................. United Kingdom 787,173 5,464,227
Standard Chartered plc ............................... United Kingdom 293,764 5,266,301
Sumitomo Mitsui Financial Group, Inc. .................... Japan 1,798 45,357
UniCredit SpA ...................................... Italy 97,246 7,154,762
54,498,382
Beverages 1.1%
Asahi Group Holdings Ltd. ............................. Japan 70,580 895,384
Coca-Cola HBC AG ................................. Italy 50,670 2,633,431
Kirin Holdings Co. Ltd. ............................... Japan 111,000 1,462,722
4,991,537
Biotechnology 0.6%
CSL Ltd. .......................................... United States 12,131 2,098,472
b
Genmab A/S ....................................... Denmark 2,108 453,847
2,552,319
Broadline Retail 1.1%
Next plc .......................................... United Kingdom 23,207 3,766,984

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail (continued)
Wesfarmers Ltd. .................................... Australia 15,970 $ 873,552
4,640,536
Building Products 1.1%
Cie de Saint-Gobain SA .............................. France 37,104 4,256,465
Geberit AG ........................................ Switzerland 553 423,653
4,680,118
Capital Markets 3.3%
3i Group plc ....................................... United Kingdom 92,236 5,039,975
Deutsche Bank AG .................................. Germany 194,663 6,411,525
Deutsche Boerse AG ................................. Germany 2,098 607,135
Singapore Exchange Ltd. ............................. Singapore 199,844 2,450,408
14,509,043
Chemicals 2.0%
Air Liquide SA ...................................... France 2,022 397,801
Asahi Kasei Corp. ................................... Japan 116,600 811,275
BASF SE ......................................... Germany 13,888 680,643
Givaudan SA ....................................... Switzerland 725 3,030,754
Mitsubishi Chemical Group Corp. ....................... Japan 153,900 838,258
Nitto Denko Corp. ................................... Japan 154,241 3,191,850
8,950,581
Commercial Services & Supplies 0.2%
Brambles Ltd. ...................................... Australia 42,469 649,752
Securitas AB , B ..................................... Sweden 31,378 465,692
1,115,444
Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 168,213 1,221,830
Construction & Engineering 1.0%
ACS Actividades de Construccion y Servicios SA ............ Spain 32,877 2,269,000
Eiffage SA ......................................... France 14,627 1,963,462
4,232,462
Construction Materials 0.5%
b
Amrize Ltd. ........................................ United States 16,588 838,539
Holcim AG ........................................ United States 16,588 1,322,892
2,161,431
Consumer Staples Distribution & Retail 1.3%
Carrefour SA ....................................... France 34,802 498,748
Koninklijke Ahold Delhaize NV .......................... Netherlands 108,432 4,282,680
Tesco plc ......................................... United Kingdom 138,097 775,887
5,557,315
Diversified Consumer Services 0.1%
Pearson plc ....................................... United Kingdom 32,197 455,296
Diversified Telecommunication Services 2.1%
Deutsche Telekom AG ................................ Germany 184,703 6,624,543
Telenor ASA ....................................... Norway 41,974 643,919
Telia Co. AB ....................................... Sweden 500,254 1,766,753
9,035,215
Electric Utilities 1.6%
Enel SpA ......................................... Italy 57,249 504,839

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Iberdrola SA ....................................... Spain 359,278 $ 6,314,792
6,819,631
Electrical Equipment 2.2%
ABB Ltd. .......................................... Switzerland 52,853 3,451,201
Fujikura Ltd. ....................................... Japan 38,200 2,593,109
Mitsubishi Electric Corp. .............................. Japan 111,085 2,498,551
Schneider Electric SE ................................ United States 3,864 999,978
9,542,839
Electronic Equipment, Instruments & Components 0.5%
Keyence Corp. ..................................... Japan 1,869 676,076
Yokogawa Electric Corp. .............................. Japan 53,947 1,437,909
2,113,985
Entertainment 1.6%
Nintendo Co. Ltd. ................................... Japan 26,427 2,208,741
b
Sea Ltd. , ADR ...................................... Singapore 22,695 3,555,172
b
Spotify Technology SA ................................ United States 1,771 1,109,602
6,873,515
Financial Services 0.9%
EXOR NV ......................................... Netherlands 20,606 1,985,934
Investor AB , B ...................................... Sweden 41,267 1,195,898
ORIX Corp. ........................................ Japan 26,700 599,763
3,781,595
Food Products 2.8%
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 47 691,397
MEIJI Holdings Co. Ltd. ............................... Japan 41,258 834,277
Nestle SA ......................................... United States 99,534 8,696,990
a
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 1,943,692 1,945,905
12,168,569
Gas Utilities 0.5%
Tokyo Gas Co. Ltd. .................................. Japan 71,045 2,379,197
Ground Transportation 0.2%
Central Japan Railway Co. ............................ Japan 43,000 1,002,424
Health Care Equipment & Supplies 1.7%
Cochlear Ltd. ...................................... Australia 12,194 2,489,442
EssilorLuxottica SA .................................. France 3,081 916,149
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 28,661 621,339
Hoya Corp. ........................................ Japan 23,859 3,010,118
Straumann Holding AG ............................... Switzerland 3,253 396,345
7,433,393
Health Care Providers & Services 0.2%
Fresenius Medical Care AG ............................ Germany 14,515 736,222
Health Care Technology 0.2%
Pro Medicus Ltd. .................................... Australia 5,009 1,028,621
Hotels, Restaurants & Leisure 1.4%
Aristocrat Leisure Ltd. ................................ Australia 39,386 1,763,583
Compass Group plc ................................. United Kingdom 40,147 1,410,745
InterContinental Hotels Group plc ....................... United Kingdom 27,733 3,190,410
6,364,738

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.4%
Panasonic Holdings Corp. ............................. Japan 242,100 $ 2,290,102
Sony Group Corp. ................................... Japan 152,000 3,656,104
5,946,206
Household Products 0.1%
Reckitt Benckiser Group plc ........................... United Kingdom 6,195 464,289
Independent Power and Renewable Electricity Producers 0.4%
RWE AG .......................................... Germany 47,975 1,968,186
Industrial Conglomerates 1.8%
Hitachi Ltd. ........................................ Japan 157,107 4,807,577
Siemens AG ....................................... Germany 11,831 3,013,395
7,820,972
Industrial REITs 0.3%
CapitaLand Ascendas REIT ............................ Singapore 549,400 1,176,335
Insurance 5.7%
Aegon Ltd. ........................................ Netherlands 294,793 2,106,748
Ageas SA/NV ...................................... Belgium 1,954 132,857
AIA Group Ltd. ..................................... Hong Kong 435,546 4,061,106
Allianz SE ......................................... Germany 1,808 714,482
AXA SA ........................................... France 125,337 6,087,518
Japan Post Insurance Co. Ltd. ......................... Japan 43,130 1,104,327
MS&AD Insurance Group Holdings, Inc. .................. Japan 50,928 1,088,132
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 4,327 2,832,762
Sompo Holdings, Inc. ................................ Japan 135,065 3,982,669
Suncorp Group Ltd. .................................. Australia 209,835 2,812,790
24,923,391
Interactive Media & Services 0.5%
LY Corp. .......................................... Japan 602,200 2,201,141
IT Services 0.7%
NEC Corp. ........................................ Japan 110,420 3,170,809
Leisure Products 0.3%
Bandai Namco Holdings, Inc. .......................... Japan 39,600 1,280,542
Life Sciences Tools & Services 0.5%
Eurofins Scientific SE ................................ Luxembourg 27,812 2,129,939
Machinery 3.8%
Atlas Copco AB , A ................................... Sweden 160,855 2,449,562
GEA Group AG ..................................... Germany 33,853 2,431,670
Komatsu Ltd. ...................................... Japan 88,932 2,865,202
Kone OYJ , B ....................................... Finland 22,628 1,389,551
Makita Corp. ....................................... Japan 47,671 1,475,805
Schindler Holding AG ................................ Switzerland 5,418 1,900,253
Wartsila OYJ Abp ................................... Finland 104,429 2,885,210
Yangzijiang Shipbuilding Holdings Ltd. .................... China 614,200 1,204,710
16,601,963
Marine Transportation 0.3%
AP Moller - Maersk A/S , B ............................. Denmark 640 1,263,847
Media 0.2%
Publicis Groupe SA .................................. France 8,929 815,948
Metals & Mining 2.0%
BHP Group Ltd. .................................... Australia 172,740 4,362,590
Fortescue Ltd. ...................................... Australia 353,774 4,002,692

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Northern Star Resources Ltd. .......................... Australia 38,609 $ 383,593
8,748,875
Multi-Utilities 0.8%
Centrica plc ....................................... United Kingdom 1,143,923 2,486,607
Engie SA ......................................... France 56,089 1,260,782
3,747,389
Oil, Gas & Consumable Fuels 3.4%
ENEOS Holdings, Inc. ................................ Japan 381,671 2,003,252
Equinor ASA ....................................... Norway 159,995 4,109,885
Idemitsu Kosan Co. Ltd. .............................. Japan 187,969 1,208,380
Shell plc .......................................... United States 129,630 4,658,011
TotalEnergies SE ................................... France 50,612 3,009,668
14,989,196
Passenger Airlines 0.3%
Qantas Airways Ltd. ................................. Australia 178,080 1,235,046
Personal Care Products 1.9%
Beiersdorf AG ...................................... Germany 14,100 1,752,098
L'Oreal SA ........................................ France 7,430 3,287,653
Unilever plc ........................................ United Kingdom 54,985 3,190,255
8,230,006
Pharmaceuticals 8.8%
AstraZeneca plc .................................... United Kingdom 22,809 3,327,643
Chugai Pharmaceutical Co. Ltd. ........................ Japan 53,000 2,540,658
GSK plc .......................................... United States 328,916 6,050,080
Ipsen SA .......................................... France 8,698 1,024,905
Novartis AG ....................................... United States 78,189 8,904,717
Novo Nordisk A/S , B ................................. Denmark 59,728 2,777,830
Roche Holding AG .................................. United States 22,939 7,158,643
Roche Holding AG .................................. United States 7,018 2,332,330
Sanofi SA ......................................... United States 18,247 1,638,047
Shionogi & Co. Ltd. .................................. Japan 152,573 2,551,680
38,306,533
Professional Services 1.9%
Recruit Holdings Co. Ltd. ............................. Japan 66,153 3,924,935
RELX plc ......................................... United Kingdom 44,617 2,318,348
Teleperformance SE ................................. France 4,173 406,831
Wolters Kluwer NV .................................. Netherlands 10,123 1,576,748
8,226,862
Real Estate Management & Development 0.9%
CK Asset Holdings Ltd. ............................... Hong Kong 432,788 1,983,122
Mitsubishi Estate Co. Ltd. ............................. Japan 80,056 1,498,842
Sun Hung Kai Properties Ltd. .......................... Hong Kong 40,500 481,038
3,963,002
Retail REITs 0.4%
Klepierre SA ....................................... France 45,387 1,732,511
Semiconductors & Semiconductor Equipment 2.9%
Advantest Corp. .................................... Japan 58,800 3,910,149
ASML Holding NV ................................... Netherlands 8,582 5,947,958
Tokyo Electron Ltd. .................................. Japan 16,838 2,676,886
12,534,993

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 3.3%
b
Check Point Software Technologies Ltd. .................. Israel 17,315 $ 3,224,053
Sage Group plc (The) ................................ United Kingdom 174,701 2,805,113
SAP SE .......................................... Germany 26,625 7,613,573
b
Xero Ltd. .......................................... New Zealand 7,098 817,410
14,460,149
Specialty Retail 0.7%
Industria de Diseno Textil SA ........................... Spain 67,005 3,200,633
Technology Hardware, Storage & Peripherals 0.3%
Canon, Inc. ........................................ Japan 25,300 718,587
Logitech International SA ............................. Switzerland 6,539 606,341
1,324,928
Textiles, Apparel & Luxury Goods 2.6%
adidas AG ......................................... Germany 7,362 1,407,092
Asics Corp. ........................................ Japan 155,017 3,644,341
Hermes International SCA ............................. France 650 1,589,568
LVMH Moet Hennessy Louis Vuitton SE .................. France 3,389 1,819,256
Pandora A/S ....................................... Denmark 16,660 2,750,494
11,210,751
Tobacco 0.7%
Imperial Brands plc .................................. United Kingdom 76,241 2,971,827
Trading Companies & Distributors 1.0%
AerCap Holdings NV ................................. Ireland 15,885 1,703,666
MonotaRO Co. Ltd. .................................. Japan 57,600 1,025,679
Rexel SA ......................................... France 51,270 1,549,608
4,278,953
Transportation Infrastructure 1.1%
a
Aena SME SA , 144A , Reg S ........................... Spain 173,695 4,677,282
Wireless Telecommunication Services 0.8%
KDDI Corp. ........................................ Japan 60,900 999,468
Vodafone Group plc ................................. United Kingdom 2,142,276 2,322,650
3,322,118
Total Common Stocks (Cost $ 324,521,000 ) ...................................
425,128,704
Preferred Stocks 0.5%
Household Products 0.5%
c
Henkel AG & Co. KGaA , 3 .02% ......................... Germany 27,097 2,088,072
Total Preferred Stocks (Cost $ 1,948,169 ) .....................................
2,088,072
Total Long Term Investments (Cost $ 326,469,169 ) .............................
427,216,776
a

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.254% .. United States 11,251,179 $ 11,251,179
Total Money Market Funds (Cost $ 11,251,179 ) ................................
11,251,179
Total Short Term Investments (Cost $ 11,251,179 ) ..............................
11,251,179
a
Total Investments (Cost $ 337,720,348 ) 100.6% ................................
$438,467,955
Other Assets, less Liabilities (0.6) % .........................................
(2,714,317)
Net Assets 100.0% .........................................................
$435,753,638
a a a
See Abbreviations on page 41 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $7,092,950, representing 1.6% of net assets.
b
Non-income producing.
c
Variable rate security. The rate shown represents the yield at period end.
d
See Note 3(d) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2025 2024 2023 2022 2021
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $17.10 $13.64 $13.12 $14.99 $11.31
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.19 0.20 0.24 0.21
Net realized and unrealized gains (losses) ........... 2.50 3.45 0.94 (0.81) 3.74
Total from investment operations .................... 2.73 3.64 1.14 (0.57) 3.95
Less distributions from:
Net investment income .......................... (0.24) (0.18) (0.21) (0.20) (0.20)
Net realized gains ............................. (1.32) — (0.41) (1.10) (0.07)
Total distributions ............................... (1.56) (0.18) (0.62) (1.30) (0.27)
Net asset value, end of year ....................... $18.27 $17.10 $13.64 $13.12 $14.99
Total return .................................... 16.70% 26.88% 9.31% (4.42)% 35.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.01% 0.01% 0.01% 0.01% 0.01%
Expenses net of waiver and payments by affiliates ....... —% —% —%
c
—%
c
—%
c
Net investment income ........................... 1.31% 1.31% 1.59% 1.73% 1.60%
Supplemental data
Net assets, end of year (000’s) ..................... $1,084,222 $2,022,211 $1,802,029 $2,053,864 $1,316,677
Portfolio turnover rate ............................ 63.98%
d
76.33% 95.10% 128.24% 98.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(f) for current year information.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2025
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 99.1%
Aerospace & Defense 2.7%
General Electric Co. ................................................. 58,870 $ 15,958,479
Howmet Aerospace, Inc. .............................................. 6,251 1,123,742
Lockheed Martin Corp. ............................................... 26,302 11,072,616
RTX Corp. ........................................................ 7,345 1,157,352
29,312,189
Automobile Components 0.1%
a
Aptiv plc .......................................................... 16,410 1,126,382
a
Automobiles 2.5%
Ford Motor Co. ..................................................... 373,400 4,133,538
General Motors Co. .................................................. 195,337 10,419,275
a
Tesla, Inc. ......................................................... 41,855 12,902,641
27,455,454
Banks 2.9%
Citigroup, Inc. ...................................................... 50,183 4,702,147
JPMorgan Chase & Co. ............................................... 37,487 11,105,149
Wells Fargo & Co. ................................................... 188,797 15,222,702
31,029,998
Beverages 0.5%
Coca-Cola Consolidated, Inc. .......................................... 11,073 1,237,408
Molson Coors Beverage Co. , B ......................................... 19,502 950,137
a
Monster Beverage Corp. .............................................. 15,838 930,482
PepsiCo, Inc. ...................................................... 19,206 2,648,892
5,766,919
Biotechnology 5.1%
AbbVie, Inc. ....................................................... 88,919 16,807,469
Amgen, Inc. ....................................................... 45,509 13,429,706
a
Biogen, Inc. ....................................................... 29,402 3,763,456
a
Exelixis, Inc. ....................................................... 51,578 1,868,155
Gilead Sciences, Inc. ................................................ 116,520 13,084,031
a
Halozyme Therapeutics, Inc. ........................................... 22,264 1,335,172
a
Incyte Corp. ....................................................... 15,529 1,162,967
Regeneron Pharmaceuticals, Inc. ....................................... 2,098 1,144,375
a
United Therapeutics Corp. ............................................. 8,086 2,221,224
54,816,555
Broadline Retail 3.7%
a
Amazon.com, Inc. ................................................... 163,492 38,275,112
eBay, Inc. ......................................................... 13,196 1,210,733
a
Etsy, Inc. .......................................................... 9,863 574,717
40,060,562
Building Products 0.3%
Allegion plc ........................................................ 7,369 1,222,664
Johnson Controls International plc ....................................... 10,798 1,133,790
Masco Corp. ....................................................... 16 1,090
Trane Technologies plc ............................................... 2,394 1,048,764
3,406,308
Capital Markets 1.7%
Bank of New York Mellon Corp. (The) .................................... 37,682 3,822,839
Charles Schwab Corp. (The) ........................................... 11,569 1,130,638
CME Group, Inc. .................................................... 3,452 960,622

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) ....................................... 1,724 $ 1,247,469
Morgan Stanley ..................................................... 17,704 2,522,112
SEI Investments Co. ................................................. 18,482 1,628,634
State Street Corp. ................................................... 57,969 6,478,036
T Rowe Price Group, Inc. ............................................. 10,551 1,070,399
18,860,749
Chemicals 0.3%
CF Industries Holdings, Inc. ........................................... 32,067 2,976,780
Ecolab, Inc. ........................................................ 4 1,047
Linde plc .......................................................... 2 920
2,978,747
Commercial Services & Supplies 0.4%
Cintas Corp. ....................................................... 15,756 3,506,498
Republic Services, Inc. , A ............................................. 3,891 897,459
4,403,957
Communications Equipment 1.8%
Cisco Systems, Inc. ................................................. 228,715 15,570,917
a
F5, Inc. ........................................................... 11,453 3,589,599
19,160,516
Construction & Engineering 0.1%
EMCOR Group, Inc. ................................................. 2,108 1,322,749
Consumer Finance 0.1%
Synchrony Financial ................................................. 17,582 1,224,938
Consumer Staples Distribution & Retail 1.2%
Albertsons Cos., Inc. , A ............................................... 55,770 1,071,899
Kroger Co. (The) .................................................... 119,175 8,354,167
Walmart, Inc. ...................................................... 33,873 3,318,877
12,744,943
Containers & Packaging 0.2%
Crown Holdings, Inc. ................................................. 21,069 2,093,416
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................................... 317,041 8,690,094
Electric Utilities 1.3%
American Electric Power Co., Inc. ....................................... 25,875 2,927,498
Duke Energy Corp. .................................................. 10,255 1,247,418
Entergy Corp. ...................................................... 13 1,176
Evergy, Inc. ........................................................ 15 1,062
Exelon Corp. ....................................................... 23,804 1,069,752
NRG Energy, Inc. ................................................... 38,845 6,494,884
PPL Corp. ......................................................... 31 1,106
Southern Co. (The) .................................................. 20,401 1,927,486
13,670,382
Electrical Equipment 0.1%
GE Vernova, Inc. .................................................... 2,405 1,587,997
Electronic Equipment, Instruments & Components 0.1%
a
Arrow Electronics, Inc. ............................................... 8,476 983,216
a

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Entertainment 1.8%
Electronic Arts, Inc. .................................................. 17,909 $ 2,730,943
a
Netflix, Inc. ........................................................ 13,776 15,971,894
a
Spotify Technology SA ................................................ 1,323 828,913
19,531,750
Financial Services 5.9%
a
Berkshire Hathaway, Inc. , B ............................................ 55,199 26,047,304
Mastercard, Inc. , A .................................................. 32,471 18,393,847
MGIC Investment Corp. ............................................... 46,336 1,200,103
a
PayPal Holdings, Inc. ................................................ 148,958 10,242,352
Visa, Inc. , A ........................................................ 20,987 7,250,379
Western Union Co. (The) .............................................. 59,124 475,948
63,609,933
Food Products 0.2%
Ingredion, Inc. ...................................................... 13,132 1,727,383
Pilgrim's Pride Corp. ................................................. 7,429 352,061
2,079,444
Gas Utilities 0.1%
UGI Corp. ......................................................... 15,887 574,792
Ground Transportation 1.2%
a
Lyft, Inc. , A ........................................................ 66,680 937,521
Ryder System, Inc. .................................................. 6,741 1,197,943
a
Uber Technologies, Inc. ............................................... 114,865 10,079,404
Union Pacific Corp. .................................................. 4,390 974,448
13,189,316
Health Care Equipment & Supplies 1.7%
Abbott Laboratories .................................................. 73,984 9,336,041
a
Boston Scientific Corp. ............................................... 51,290 5,381,347
a
IDEXX Laboratories, Inc. .............................................. 1,938 1,035,493
a
Insulet Corp. ....................................................... 3,187 919,131
Medtronic plc ...................................................... 24,452 2,206,548
18,878,560
Health Care Providers & Services 0.6%
Cardinal Health, Inc. ................................................. 6,346 985,026
Cencora, Inc. ...................................................... 3,521 1,007,288
Humana, Inc. ...................................................... 4,408 1,101,427
McKesson Corp. .................................................... 2,935 2,035,540
Universal Health Services, Inc. , B ....................................... 5,393 897,665
6,026,946
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc. ............................................... 2,436 13,407,890
Expedia Group, Inc. ................................................. 22,239 4,007,913
Yum! Brands, Inc. ................................................... 6,581 948,651
18,364,454
Household Products 1.6%
Colgate-Palmolive Co. ............................................... 113,940 9,553,869
Kimberly-Clark Corp. ................................................. 17,489 2,179,479
Procter & Gamble Co. (The) ........................................... 36,711 5,523,904
17,257,252

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers 0.4%
Vistra Corp. ........................................................ 22,522 $ 4,696,738
Industrial Conglomerates 0.5%
3M Co. ........................................................... 36,911 5,507,859
Industrial REITs 0.2%
First Industrial Realty Trust, Inc. ........................................ 20,886 1,017,566
Prologis, Inc. ....................................................... 13,006 1,388,781
2,406,347
Insurance 1.1%
Aflac, Inc. ......................................................... 10 993
American International Group, Inc. ...................................... 11,614 901,595
Axis Capital Holdings Ltd. ............................................. 14,827 1,391,366
Globe Life, Inc. ..................................................... 8,460 1,188,376
Hartford Insurance Group, Inc. (The) ..................................... 38,388 4,775,083
Old Republic International Corp. ........................................ 43,187 1,562,074
Unum Group ....................................................... 31,837 2,286,215
12,105,702
Interactive Media & Services 8.2%
Alphabet, Inc. , A .................................................... 98,857 18,970,658
Alphabet, Inc. , C .................................................... 147,873 28,518,787
Meta Platforms, Inc. , A ............................................... 53,162 41,117,617
88,607,062
IT Services 0.6%
Cognizant Technology Solutions Corp. , A .................................. 12,759 915,586
International Business Machines Corp. ................................... 3,872 980,197
VeriSign, Inc. ...................................................... 16,415 4,413,501
6,309,284
Leisure Products 0.0%
†
a
Mattel, Inc. ........................................................ 51 868
a
Life Sciences Tools & Services 0.2%
a
Medpace Holdings, Inc. ............................................... 3,211 1,371,739
a
Waters Corp. ...................................................... 2,882 832,207
2,203,946
Machinery 0.2%
Allison Transmission Holdings, Inc. ...................................... 15,912 1,433,194
Snap-on, Inc. ...................................................... 3,179 1,021,063
2,454,257
Media 0.9%
Comcast Corp. , A ................................................... 216,466 7,193,165
Fox Corp. , A ....................................................... 43,285 2,413,572
9,606,737
Metals & Mining 1.2%
Newmont Corp. ..................................................... 196,030 12,173,463
Reliance, Inc. ...................................................... 3,271 949,015
13,122,478
Multi-Utilities 0.2%
Consolidated Edison, Inc. ............................................. 9,955 1,030,342

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Multi-Utilities (continued)
WEC Energy Group, Inc. .............................................. 11,772 $ 1,284,090
2,314,432
Oil, Gas & Consumable Fuels 2.7%
Cheniere Energy, Inc. ................................................ 41,146 9,705,518
Chevron Corp. ..................................................... 7,119 1,079,525
EOG Resources, Inc. ................................................ 84,925 10,192,699
Exxon Mobil Corp. ................................................... 51,718 5,773,798
Ovintiv, Inc. ........................................................ 48,132 1,982,076
Valero Energy Corp. ................................................. 7 961
28,734,577
Passenger Airlines 0.5%
a
United Airlines Holdings, Inc. ........................................... 66,015 5,829,785
a
Pharmaceuticals 2.1%
Bristol-Myers Squibb Co. .............................................. 202,217 8,758,018
Eli Lilly & Co. ...................................................... 8,871 6,565,161
a
Jazz Pharmaceuticals plc ............................................. 9,297 1,065,715
Johnson & Johnson ................................................. 23,459 3,864,636
Pfizer, Inc. ......................................................... 40,415 941,265
Royalty Pharma plc , A ................................................ 30,428 1,119,751
22,314,546
Professional Services 0.2%
Automatic Data Processing, Inc. ........................................ 3,174 982,353
Genpact Ltd. ....................................................... 33,495 1,475,455
2,457,808
Real Estate Management & Development 0.1%
a
Jones Lang LaSalle, Inc. .............................................. 4,438 1,199,858
a
Residential REITs 0.1%
Mid-America Apartment Communities, Inc. ................................ 6,701 954,423
Retail REITs 0.4%
Simon Property Group, Inc. ............................................ 28,388 4,649,671
Semiconductors & Semiconductor Equipment 14.1%
Applied Materials, Inc. ................................................ 48,794 8,785,848
Broadcom, Inc. ..................................................... 74,653 21,925,586
KLA Corp. ......................................................... 9,458 8,313,866
Lam Research Corp. ................................................. 18,619 1,765,826
Micron Technology, Inc. ............................................... 21,178 2,311,367
NVIDIA Corp. ...................................................... 514,996 91,602,338
QUALCOMM, Inc. ................................................... 88,769 13,027,738
Skyworks Solutions, Inc. .............................................. 70,005 4,798,143
152,530,712
Software 13.2%
a
Adobe, Inc. ........................................................ 43,528 15,569,530
a
AppLovin Corp. , A ................................................... 12,116 4,733,721
a
Autodesk, Inc. ...................................................... 3,445 1,044,214
a
DocuSign, Inc. , A ................................................... 36,281 2,744,295
a
Dropbox, Inc. , A .................................................... 41,171 1,118,616
a
Fair Isaac Corp. .................................................... 2,304 3,310,203
a
Fortinet, Inc. ....................................................... 93,340 9,324,666
Gen Digital, Inc. .................................................... 34,980 1,031,560
Intuit, Inc. ......................................................... 18,583 14,590,071

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
Microsoft Corp. ..................................................... 152,025 $ 81,105,338
a
Palantir Technologies, Inc. , A ........................................... 26,394 4,179,490
a
RingCentral, Inc. , A .................................................. 14,311 364,788
a
Teradata Corp. ..................................................... 17,138 358,698
a
Zoom Communications, Inc. , A ......................................... 48,663 3,603,495
143,078,685
Specialized REITs 0.7%
Gaming and Leisure Properties, Inc. ..................................... 20,823 949,112
VICI Properties, Inc. , A ............................................... 213,869 6,972,130
7,921,242
Specialty Retail 2.5%
a
AutoZone, Inc. ..................................................... 354 1,334,007
Bath & Body Works, Inc. .............................................. 39,084 1,131,873
Best Buy Co., Inc. ................................................... 40,566 2,639,224
Home Depot, Inc. (The) ............................................... 2,667 980,149
Lowe's Cos., Inc. .................................................... 47,619 10,646,180
a
O'Reilly Automotive, Inc. .............................................. 10,542 1,036,489
TJX Cos., Inc. (The) ................................................. 8,365 1,041,694
a
Ulta Beauty, Inc. .................................................... 9,021 4,645,905
Williams-Sonoma, Inc. ............................................... 20,729 3,877,359
27,332,880
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. ........................................................ 318,457 66,102,119
HP, Inc. ........................................................... 74,450 1,846,360
67,948,479
Textiles, Apparel & Luxury Goods 0.4%
a
Crocs, Inc. ........................................................ 10,451 1,042,278
Tapestry, Inc. ...................................................... 31,856 3,441,404
4,483,682
Tobacco 1.1%
Altria Group, Inc. .................................................... 188,743 11,690,741
Trading Companies & Distributors 0.3%
WW Grainger, Inc. ................................................... 3,318 3,449,194
Total Common Stocks (Cost $ 703,908,962 ) .....................................
1,074,120,511
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.254% .................. 6,286,619 6,286,619
Total Money Market Funds (Cost $ 6,286,619 ) ...................................
6,286,619
Total Short Term Investments (Cost $ 6,286,619 ) .................................
6,286,619
a
Total Investments (Cost $ 710,195,581 ) 99.7% ...................................
$1,080,407,130
Other Assets, less Liabilities 0.3% .............................................
3,814,661
Net Assets 100.0% ...........................................................
$1,084,221,791

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 41 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
July 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $124,682,226 $326,469,169 $703,908,962
Cost - Non-controlled affiliates (Note 3 d ) ...................... 1,968,230 11,251,179 6,286,619
Value - Unaffiliated issuers ................................ $160,789,058 $427,216,776 $1,074,120,511
Value - Non-controlled affiliates (Note 3 d ) ..................... 1,968,230 11,251,179 6,286,619
Cash .................................................. — 9,918 122,459
Foreign currency, at value (cost $ 5,687 , $ 65 and $ – , respectively) .... 5,687 63 —
Receivables:
Investment securities sold ................................. 40,176 53,949,610 —
Capital shares sold ...................................... 1,215,661 416,401 35,417,663
Dividends ............................................. 415,091 3,202,169 685,256
European Union tax reclaims (Note 1 c ) ....................... — 753,047 —
Affiliates .............................................. 71,439 69,121 63,178
Total assets ........................................ 164,505,342 496,868,284 1,116,695,686
Liabilities:
Payables:
Investment securities purchased ............................ — — 32,145,233
Capital shares redeemed ................................. 2,158,650 60,991,693 253,745
Trustees' fees and expenses ............................... 351 1,219 3,058
Deferred taxes on unrealized appreciation ...................... 274,453 — —
Accrued expenses and other liabilities ......................... 105,980 121,734 71,859
Total liabilities ....................................... 2,539,434 61,114,646 32,473,895
Net assets, at value ............................... $161,965,908 $435,753,638 $1,084,221,791
Net assets consist of:
Paid-in capital ........................................... $137,730,513 $312,867,311 $718,764,642
Total distributable earnings (losses) ........................... 24,235,395 122,886,327 365,457,149
Net assets, at value ............................... $161,965,908 $435,753,638 $1,084,221,791
Shares outstanding ....................................... 13,748,182 32,336,427 59,363,009
Net asset value per share
a
.................................. $11.78 $13.48 $18.27
a
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended July 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $539,411, $1,748,069 and $–, respectively)
Unaffiliated issuers ...................................... $4,302,646 $16,452,887 $17,517,564
Non-controlled affiliates (Note 3 d ) ........................... 53,103 206,196 529,531
Other income
a
........................................... 3,380 17,133 45,130
Total investment income ................................. 4,359,129 16,676,216 18,092,225
Expenses:
Custodian fees .......................................... 51,423 68,149 8,337
Reports to shareholders fees ................................ 1,818 1,727 1,727
Registration and filing fees .................................. 37,965 41,680 48,042
Professional fees ......................................... 79,496 109,015 85,490
Trustees' fees and expenses ................................ 1,860 7,901 18,281
Pricing fees ............................................. 34,061 84,474 37,418
Other .................................................. 8,791 10,105 6,047
Total expenses ....................................... 215,414 323,051 205,342
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............ (215,414) (323,051) (205,342)
Net expenses ....................................... — — —
Net investment income .............................. 4,359,129 16,676,216 18,092,225
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
*
(net of foreign taxes of $483,992, $– and $–,
respectively)
Unaffiliated issuers .................................... 5,947,308 117,897,455 546,161,122
Foreign currency transactions .............................. (95,431) 207,721 —
Net realized gain (loss) ................................ 5,851,877 118,105,176 546,161,122
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 13,743,178 (94,655,472) (304,971,931)
Translation of other assets and liabilities denominated in foreign currencies ........................................... (35,294) 699,465 —
Change in deferred taxes on unrealized appreciation ............. 1,131,089 — —
Net change in unrealized appreciation (depreciation) .......... 14,838,973 (93,956,007) (304,971,931)
Net realized and unrealized gain (loss) .......................... 20,690,850 24,149,169 241,189,191
Net increase (decrease) in net assets resulting from operations ........ $25,049,979 $40,825,385 $259,281,416
*Includes gains from redemption in-kind (See Note 3f).
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,359,129 $4,300,421 $16,676,216 $26,060,776
Net realized gain (loss) ............ 5,851,877 1,459,748 118,105,176 30,122,160
Net change in unrealized appreciation
(depreciation) ................. 14,838,973 9,074,041 (93,956,007) 63,920,502
Net increase (decrease) in net
assets resulting from operations . 25,049,979 14,834,210 40,825,385 120,103,438
Distributions to shareholders ......... (6,382,997) (5,285,388) (32,243,985) (34,081,313)
Capital share transactions (Note 2 ) ..... 4,018,185 3,505,792 (514,146,022) (88,868,776)
Net increase (decrease) in net
assets ..................... 22,685,167 13,054,614 (505,564,622) (2,846,651)
Net assets:
Beginning of year .................. 139,280,741 126,226,127 941,318,260 944,164,911
End of year ...................... $161,965,908 $139,280,741 $435,753,638 $941,318,260

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin U.S. Core Equity (IU) Fund
Year Ended
July 31, 2025
Year Ended
July 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $18,092,225 $25,560,758
Net realized gain (loss) ................................................. 546,161,122 155,742,659
Net change in unrealized appreciation (depreciation) ........................... (304,971,931) 308,524,791
Net increase (decrease) in net assets resulting from operations ................ 259,281,416 489,828,208
Distributions to shareholders .............................................. (165,818,825) (23,392,721)
Capital share transactions (Note 2 ) .......................................... (1,031,451,524) (246,253,393)
Net increase (decrease) in net assets ................................... (937,988,933) 220,182,094
Net assets:
Beginning of year ....................................................... 2,022,210,724 1,802,028,630
End of year ........................................................... $1,084,221,791 $2,022,210,724

Franklin Fund Allocator Series

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, three of which are included
in this report (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2025, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as the
information is received by the Funds. Distributions to
shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Class A
Year ended July 31, 2025
Shares sold ................................... 3,191,880 $34,619,315 9,809,628 $123,468,026
Shares issued in reinvestment of distributions .......... 587,973 6,382,997 2,598,364 32,224,877
Shares redeemed in-kind (Not e 3f) .................. — — (35,952,257) (424,236,631)
Shares redeemed ............................... (3,457,580) (36,984,127) (19,453,753) (245,602,294)
Net increase (decrease) .......................... 322,273 $4,018,185 (42,998,018) $(514,146,022)
Year ended July 31, 2024
Shares sold ................................... 2,259,080 $21,095,354 11,312,870 $132,320,031
Shares issued in reinvestment of distributions .......... 566,286 5,285,388 3,037,845 34,081,313
Shares redeemed ............................... (2,317,479) (22,874,950) (22,329,864) (255,270,120)
Net increase (decrease) .......................... 507,887 $3,505,792 (7,979,149) $(88,868,776)
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Class A
Year ended July 31, 2025
Shares sold .................................................................. 7,654,353 $135,222,436
Shares issued in reinvestment of distributions ......................................... 9,604,676 165,818,825
Shares redeemed in-kind (Not e 3f) ................................................. (53,695,453) (942,355,194)
Shares redeemed .............................................................. (22,442,339) (390,137,591)
Net increase (decrease) ......................................................... (58,878,763) $(1,031,451,524)
Year ended July 31, 2024
Shares sold .................................................................. 19,732,545 $276,163,670
Shares issued in reinvestment of distributions ......................................... 1,528,194 23,392,721
Shares redeemed .............................................................. (35,134,938) (545,809,784)
Net increase (decrease) ......................................................... (13,874,199) $(246,253,393)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended July 31, 2025, investments in affiliated management investment companies were as follows:
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended July 31, 2025, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.254% $1,306,790 $46,890,109 $(46,228,669) $— $— $1,968,230 1,968,230 $53,103
Total Affiliated Securities ... $1,306,790 $46,890,109 $(46,228,669) $— $— $1,968,230 $53,103
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.254% $5,677,294 $148,136,838 $(142,562,953) $— $— $11,251,179 11,251,179 $206,196
Total Affiliated Securities ... $5,677,294 $148,136,838 $(142,562,953) $— $— $11,251,179 $206,196
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.254% $13,432,528 $122,532,854 $(129,678,763) $— $— $6,286,619 6,286,619 $529,531
Total Affiliated Securities ... $13,432,528 $122,532,854 $(129,678,763) $— $— $6,286,619 $529,531
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
f. Other Affiliated Transactions
At July 31, 2025, the shares of the Funds were owned by the following entities:
a
Investment activities of significant shareholders could have a material impact on the Fund.
b
Comprised of affiliated shareholders whose individual ownership is less than 5% and would not have a material impact on the Fund.
During the year ended July 31, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin International Core Equity (IU) Fund. As a result, on
November 22, 2024, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $68,053,012 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
During the year ended July 31, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin U.S. Core Equity (IU) Fund. As a result, on
November 22, 2024, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $338,594,582  of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
Shares
Percentage of
Outstanding Shares
~
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Growth Allocation Fund 4,313,872 31.4%
Franklin Moderate Allocation Fund 3,801,651 27.7%
Superior Officer Council Balanced Fund 1,416,989 10.3%
Franklin Conservative Allocation Fund 1,295,215 9.4%
Other affiliates
~
b
2,920,455 21.2%
Total
13,748,182 100.0%
Franklin International Core Equity (IU) Fund
Franklin Growth Allocation Fund 9,322,967 28.8%
Franklin Moderate Allocation Fund 8,217,647 25.4%
Superior Officer Council Balanced Fund 4,242,093 13.1%
Franklin Conservative Allocation Fund 2,797,121 8.7%
Other affiliates
~
b
7,756,599 24.0%
Total
32,336,427 100.0%
Franklin U.S. Core Equity (IU) Fund
Franklin Moderate Allocation Fund 20,461,900 34.5%
Franklin Growth Allocation Fund 17,954,006 30.2%
Franklin Conservative Allocation Fund 6,964,069 11.7%
Superior Officer Council Balanced Fund 4,376,614 7.4%
Other affiliates
~
b
9,606,420 16.2%
Total
59,363,009 100.0%
3. Transactions with Affiliates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
During the year ended July 31, 2025, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2025 and 2024, was as follows:
Franklin
Emerging
Market Core
Equity (IU)
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 7,357,691
Long term ................................................................................ 119,098
Total capital loss carryforwards ............................................................... $7,476,789
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Capital loss utilized carryforwards ............................................... $4,863,889 $6,112,125
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core Equity
(IU) Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $6,382,997 $5,285,388 $26,840,079 $34,081,313
Long term capital gain .................... — — 5,403,906 —
$6,382,997 $5,285,388 $32,243,985 $34,081,313
Franklin U.S. Core Equity (IU) Fund
2025 2024
Distributions paid from:
Ordinary income .......................................................... $33,318,541 $23,392,721
Long term capital gain ...................................................... 132,500,284 —
$165,818,825 $23,392,721

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
At July 31, 2025, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, EU reclaims, passive foreign investment company shares, foreign capital gains tax, corporate actions and in-kind transactions.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended July 31, 2025, such reclassifications were as follows:
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended July 31,
2025, were as follows:
a
Sales of investments excludes in-kind transactions of $420,334,846.
b
Sales of investments excludes in-kind transactions of $932,631,575.
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ........................................ $131,234,388 $345,656,047 $714,938,615
Unrealized appreciation ...................................... $43,484,261 $106,533,386 $387,707,512
Unrealized depreciation ...................................... (11,961,361) (13,721,478) (22,238,997)
Net unrealized appreciation (depreciation) ........................ $31,522,900 $92,811,908 $365,468,515
Distributable earnings:
Undistributed ordinary income ................................. $581,619 $— $—
Undistributed long term capital gains ............................ — 28,594,984 —
Total distributable earnings ................................... $581,619 $28,594,984 $—
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Paid-in Capital ............................................................. $65,824,899 $460,058,549
Total distributable earnings (loss) ............................................... $(65,824,899) $(460,058,549)
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases ............................................... $84,838,080 $390,653,644 $873,285,728
Sales ................................................... $83,156,069 $497,779,930
a
$1,114,291,738
b
4. Income Taxes
(continued)

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Notes to Financial Statements

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Annual Report
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Funds’ performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by Franklin Emerging Market Core Equity (IU) Fund had little or no value at July 31, 2025.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Emerging Market Core Equity (IU) Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies.
Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments

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Notes to Financial Statements

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Annual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 1,735,503 $ — $ 1,735,503
Air Freight & Logistics ................... — 442,266 — 442,266
Automobile Components ................. — 596,764 — 596,764
Automobiles .......................... — 4,897,441 — 4,897,441
Banks ............................... 2,559,684 22,250,574 — 24,810,258
Beverages ........................... 877,572 2,245,953 — 3,123,525
Broadline Retail ....................... 1,863,533 4,173,654 — 6,037,187
Capital Markets ........................ 720,228 1,520,892 — 2,241,120
Chemicals ........................... — 4,218,969 —
a
4,218,969
Communications Equipment .............. — 209,089 — 209,089
Construction & Engineering ............... — 265,592 — 265,592
Consumer Finance ..................... — 634,975 — 634,975
Consumer Staples Distribution & Retail ...... 1,057,746 415,288 — 1,473,034
Diversified Telecommunication Services ..... — 2,027,944 — 2,027,944
Electric Utilities ........................ 274,193 1,269,562 —
a
1,543,755
Electrical Equipment .................... 463,912 3,441,719 — 3,905,631
Electronic Equipment, Instruments &
Components ........................ — 3,607,483 — 3,607,483
Entertainment ......................... — 2,611,644 — 2,611,644
Financial Services ...................... — 1,542,534 — 1,542,534
Food Products ........................ 666,409 1,408,102 — 2,074,511
Gas Utilities .......................... — 292,859 — 292,859
Health Care Equipment & Supplies ......... — 272,651 — 272,651
Health Care Providers & Services .......... 157,290 711,331 — 868,621
Hotels, Restaurants & Leisure ............. 757,551 2,477,664 — 3,235,215
Household Durables .................... — 195,141 — 195,141
Household Products .................... 184,513 — — 184,513
Independent Power and Renewable Electricity
Producers .......................... — 1,141,821 — 1,141,821
Insurance ............................ 1,581,336 2,133,420 — 3,714,756
Interactive Media & Services .............. — 9,827,376 — 9,827,376
IT Services ........................... — 3,381,243 — 3,381,243
Life Sciences Tools & Services ............ — 779,989 — 779,989
Machinery ............................ — 1,637,551 — 1,637,551
Marine Transportation ................... — 695,280 — 695,280
Metals & Mining ....................... 1,088,647 5,512,237 —
a
6,600,884
Oil, Gas & Consumable Fuels ............. 282,508 7,915,270 — 8,197,778
Personal Care Products ................. — 625,529 — 625,529
Pharmaceuticals ....................... 334,432 2,510,321 — 2,844,753
Real Estate Management & Development .... — 3,030,861 — 3,030,861
Semiconductors & Semiconductor Equipment . — 25,417,676 — 25,417,676
Software ............................. 320,871 — — 320,871
7. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Specialty Retail ........................ $ — $ 2,767,864 $ — $ 2,767,864
Technology Hardware, Storage & Peripherals . — 7,395,443 — 7,395,443
Textiles, Apparel & Luxury Goods .......... — 1,374,930 — 1,374,930
Transportation Infrastructure .............. 382,010 939,685 — 1,321,695
Wireless Telecommunication Services ....... 869,927 1,315,979 — 2,185,906
Preferred Stocks ......................... 4,478,627 — — 4,478,627
Short Term Investments ................... 1,968,230 — — 1,968,230
Total Investments in Securities ........... $20,889,219 $141,868,069
b
$— $162,757,288
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 12,948,887 — 12,948,887
Air Freight & Logistics ................... — 1,548,758 — 1,548,758
Automobile Components ................. — 2,180,068 — 2,180,068
Automobiles .......................... — 12,680,131 — 12,680,131
Banks ............................... — 54,498,382 — 54,498,382
Beverages ........................... — 4,991,537 — 4,991,537
Biotechnology ......................... — 2,552,319 — 2,552,319
Broadline Retail ....................... — 4,640,536 — 4,640,536
Building Products ...................... — 4,680,118 — 4,680,118
Capital Markets ........................ — 14,509,043 — 14,509,043
Chemicals ........................... — 8,950,581 — 8,950,581
Commercial Services & Supplies ........... — 1,115,444 — 1,115,444
Communications Equipment .............. — 1,221,830 — 1,221,830
Construction & Engineering ............... — 4,232,462 — 4,232,462
Construction Materials .................. 838,539 1,322,892 — 2,161,431
Consumer Staples Distribution & Retail ...... — 5,557,315 — 5,557,315
Diversified Consumer Services ............ — 455,296 — 455,296
Diversified Telecommunication Services ..... — 9,035,215 — 9,035,215
Electric Utilities ........................ — 6,819,631 — 6,819,631
Electrical Equipment .................... — 9,542,839 — 9,542,839
Electronic Equipment, Instruments &
Components ........................ — 2,113,985 — 2,113,985
Entertainment ......................... 4,664,774 2,208,741 — 6,873,515
Financial Services ...................... — 3,781,595 — 3,781,595
Food Products ........................ — 12,168,569 — 12,168,569
Gas Utilities .......................... — 2,379,197 — 2,379,197
Ground Transportation .................. — 1,002,424 — 1,002,424
Health Care Equipment & Supplies ......... 621,339 6,812,054 — 7,433,393
Health Care Providers & Services .......... — 736,222 — 736,222
Health Care Technology ................. — 1,028,621 — 1,028,621
Hotels, Restaurants & Leisure ............. — 6,364,738 — 6,364,738
Household Durables .................... — 5,946,206 — 5,946,206
Household Products .................... — 464,289 — 464,289
Independent Power and Renewable Electricity
Producers .......................... — 1,968,186 — 1,968,186
Industrial Conglomerates ................ — 7,820,972 — 7,820,972
Industrial REITs ....................... — 1,176,335 — 1,176,335
Insurance ............................ — 24,923,391 — 24,923,391
Interactive Media & Services .............. — 2,201,141 — 2,201,141
IT Services ........................... — 3,170,809 — 3,170,809
Leisure Products ....................... — 1,280,542 — 1,280,542
7. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
8. Operating Segments
The Funds have adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures.  The update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Life Sciences Tools & Services ............ $ — $ 2,129,939 $ — $ 2,129,939
Machinery ............................ — 16,601,963 — 16,601,963
Marine Transportation ................... — 1,263,847 — 1,263,847
Media ............................... — 815,948 — 815,948
Metals & Mining ....................... — 8,748,875 — 8,748,875
Multi-Utilities .......................... — 3,747,389 — 3,747,389
Oil, Gas & Consumable Fuels ............. — 14,989,196 — 14,989,196
Passenger Airlines ..................... — 1,235,046 — 1,235,046
Personal Care Products ................. — 8,230,006 — 8,230,006
Pharmaceuticals ....................... — 38,306,533 — 38,306,533
Professional Services ................... — 8,226,862 — 8,226,862
Real Estate Management & Development .... — 3,963,002 — 3,963,002
Retail REITs .......................... — 1,732,511 — 1,732,511
Semiconductors & Semiconductor Equipment . — 12,534,993 — 12,534,993
Software ............................. 3,224,053 11,236,096 — 14,460,149
Specialty Retail ........................ — 3,200,633 — 3,200,633
Technology Hardware, Storage & Peripherals . — 1,324,928 — 1,324,928
Textiles, Apparel & Luxury Goods .......... — 11,210,751 — 11,210,751
Tobacco ............................. — 2,971,827 — 2,971,827
Trading Companies & Distributors .......... 1,703,666 2,575,287 — 4,278,953
Transportation Infrastructure .............. — 4,677,282 — 4,677,282
Wireless Telecommunication Services ....... — 3,322,118 — 3,322,118
Preferred Stocks ......................... — 2,088,072 — 2,088,072
Short Term Investments ................... 11,251,179 — — 11,251,179
Total Investments in Securities ........... $22,303,550 $416,164,405
c
$— $438,467,955
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
d
Common Stocks ......................... 1,074,120,511 — — 1,074,120,511
Short Term Investments ................... 6,286,619 — — 6,286,619
Total Investments in Securities ........... $1,080,407,130 $— $— $1,080,407,130
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $141,868,069, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $416,164,405, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
For detailed categories, see the accompanying Schedule of Investments.
7. Fair Value Measurements
(continued)

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Notes to Financial Statements

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Annual Report
Each Fund operates as a single operating segment, which is an investment portfolio. The Funds' Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
8. Operating Segments
(continued)

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Emerging Market Core Equity (IU)
Fund, Franklin International Core Equity (IU) Fund and Franklin U.S. Core Equity (IU) Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Emerging Market Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund and Franklin U.S. Core Equity (IU) Fund
(three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of July 31,
2025, the related statements of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2025 and each of the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
September 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 2025 :
Pursuant to:
Franklin
Emerging Market
Core Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $11,451,831 $255,372,460
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) — $195,654 $15,844,335
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $2,115,157 $16,722,310 $16,170,088
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — — $18,415,077
Section 163(j) Interest Dividends Earned §163(j) $48,662 $189,994 $529,531
Franklin
Emerging Market
Core Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Foreign Taxes Paid $1,240,048 $1,283,508 —
Foreign Source Income
Earned $4,338,020 $17,532,926 —

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BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS
(unaudited)
FRANKLIN FUND ALLOCATOR SERIES
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund
(each a Fund)
At an in-person meeting held on May 28-29, 2025 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund‘s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of acquired third-party fund families into the FT family of funds and management’s continued development of strategies to address evolving changes in domestic policy and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the
FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as its evaluation of ways to incorporate private assets into more traditional investment vehicles. The Board specifically noted FT’s commitment to technological innovation and advancement, including its continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2024. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

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Franklin Emerging Market Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund and Franklin U.S. Core Equity
(IU) Fund - The Performance Universe for the Franklin Emerging Market Core Equity (IU) Fund included the Fund and all retail and institutional emerging markets funds. The Performance Universe for the Franklin International Core Equity (IU)
Fund included the Fund and all retail and institutional international large-cap core funds. The Performance Universe for the
Franklin U.S. Core Equity (IU) Fund included the Fund and all retail and institutional large-cap core funds. The Board noted
that each Fund’s annualized total return for the one-, three- and five-year periods were above the medians of their respective
Performance Universes. The Board concluded that each Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board noted that, pursuant to each Management Agreement, the Manager provides general investment management and administrative services to each Fund for a zero management fee. The Board also noted that the Manager assumes all expenses incurred by each Fund (including acquired fund fees and expenses), excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations, incurred by each Fund. The Board further noted
that comparative fee data for the Funds customarily prepared by Broadridge was not provided because the Funds have a zero management fee. The Board concluded that the management fee for each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2024, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board noted that because each Fund pays a zero management fee, the consideration of possible economies of scale in the future was not relevant.

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Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FAS6-AFSOI 09/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Fund Allocator Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 26, 2025